PROPERTY AND EQUIPMENT (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Depreciation	$ 656	$ 757	$ 630